As filed with the Securities and Exchange Commission on February 13, 2015
Registration No.333-148723
Registration No.811-22172

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. (107)	[X]
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No. (108)	[X]

WORLD FUNDS TRUST
 (Exact Name of Registrant as Specified in Charter)

8730 Stony Point Parkway, Suite 205, Richmond, VA 23235
(Address of Principal Executive Offices)

(804) 267-7400
(Registrant’s Telephone Number)

The Corporation Trust Co.
Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801
(Name and Address of Agent for Service)

With Copy to:
John H. Lively
The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Suite 310
Leawood, KS 66211

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this filing.

It is proposed that this filing will become effective (check appropriate box):

[x]	immediately upon filing pursuant to paragraph (b);
[ ]	On___________________(date) pursuant to paragraph (b);
[ ]	60 days after filing pursuant to paragraph (a)(1);
[ ]	on___________________(date) pursuant to paragraph (a)(1);
[ ]	75 days after filing pursuant to paragraph (a)(2); or
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

|__| This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: shares of beneficial interest.

EXPLANATORY NOTE

This Post-Effective Amendment No. 107 to the Trust’s Registration Statement on Form N-1A is filed for the sole purpose of submitting the XBRL exhibits for the risk/return summary first provided in Post-Effective Amendment No. 105 filed on January 28, 2015 and incorporates Parts A, B and C from said amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (“Securities Act”), and the Investment Company Act of 1940, as amended (“Investment Company Act”), Registrant has duly caused this Post-Effective Amendment No. 107 to the Registrant’s Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Richmond, Commonwealth of Virginia on the 13th day of February 2015.

WORLD FUNDS TRUST

By: /s/ John Pasco, III
      John Pasco, III
      Trustee and Chairman

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 107 to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ John Pasco, III	Trustee and Chairman	February 13, 2015
*David J. Urban	Trustee	February 13, 2015
*Mary Lou H. Ivey	Trustee	February 13, 2015
*Theo H. Pitt, Jr.	Trustee	February 13, 2015
/s/ Karen M. Shupe	Treasurer and Chief Financial Officer	February 13, 2015

*By:  /s/ Karen M. Shupe

Attorney-in-fact pursuant to Powers of Attorney

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase